Offsetting Financial Assets and Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Other financial assets derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	¥ 419,173	¥ 282,364
Financial instruments, Amounts not offset	(182,288)	(163,054)
Collateral of financial instruments, Amounts not offset	(105,201)	(62,795)
Net amount	131,685	56,515
Other financial liabilities derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	497,198	425,980
Financial instruments, Amounts not offset	(182,288)	(163,054)
Collateral of financial instruments, Amounts not offset	(111,283)	(89,849)
Net amount	¥ 203,627	¥ 173,078